Related-party transactions - Income Statement (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Banco Santander, S.A. (Spain)
Related-party transactions
Interest income	$ 2	$ 2	$ 1
Interest expenses and similar charges	1,516	1,230	1,310
Fee and commission income			8
Fee and commission expense	2	2	2
Gains/(losses) on financial assets and liabilities (net)	8,610	18,441	(24,086)
Administrative expenses	476	524	464
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Interest income			84
Other operating income	78	71	79
Administrative expenses	3,307	3,328	2,875
Santander Global Technology, S.L
Related-party transactions
Interest income		19
Interest expenses and similar charges		3
Administrative expenses	31	23
Casa de Bolsa Santander, S.A. de C.V.
Related-party transactions
Interest income	22	21	41
Interest expenses and similar charges	212	146	304
Fee and commission income	180	142	55
Fee and commission expense	57	43	34
Other operating income		56	55
Banco Santander International S.A
Related-party transactions
Interest expenses and similar charges		26
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Fee and commission income	4,612	4,284	4,031
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Fee and commission income	1,895	1,742	1,608
Fee and commission expense	21	18	17
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Interest expenses and similar charges	25	21	41
Fee and commission income	18	24
Other operating income	17	13
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V.
Related-party transactions
Fee and commission expense			110
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges	113	70	52
Fee and commission expense		55	135
Other operating income		7	20
Administrative expenses	369	470	446
SMPS Merchant Platform Solutions Mexico S.A de C.V
Related-party transactions
Other operating income	105	42
Banco Santander (Chile)
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)	(274)	494	(26)
Operadora de Carteras Gamma, S.A.P.I. de C.V.
Related-party transactions
Interest expenses and similar charges	10	3
Banco Santander International
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)	(2)	(4)
Santander Digital Assets, S.L.
Related-party transactions
Other operating income			22
Gesban Mexico Servicios Administrativos Globales, S.A. de C.V.
Related-party transactions
Administrative expenses	54	58	55
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Administrative expenses	109	101	71
Santander Global Technology Chile Limitada
Related-party transactions
Administrative expenses		5
Santander Capital Structuring S.A. de C.V.
Related-party transactions
Interest income	58	123	176
Interest expenses and similar charges		6
Aquanima Mexico, S. de R.L. de C.V.
Related-party transactions
Administrative expenses	77	72	74
Other related parties
Related-party transactions
Interest income	10		2
Interest expenses and similar charges	54	10	30
Fee and commission income	10	1	25
Fee and commission expense	7	1
Gains/(losses) on financial assets and liabilities (net)			(20)
Other operating income	12	7	37
Administrative expenses	$ 87	$ 14	$ 143